Unaudited Condensed Statements of Changes in Shareholders' Deficit - USD ($)	Ordinary Shares	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at May. 24, 2020
Balance (in Shares) at May. 24, 2020
Issuance of ordinary shares to Sponsor	$ 400	28,350		28,750
Issuance of ordinary shares to Sponsor (in Shares)	4,000,000
Sale of private placement shares and private placement warrants to Sponsor in a private placement	$ 45	5,999,955		6,000,000
Sale of private placement shares and private placement warrants to Sponsor in a private placement (in Shares)	450,000
Accretion on ordinary shares subject to possible redemption amount		(6,028,305)	(3,390,115)	(9,418,420)
Net loss			(173,542)	(173,542)
Balance at Dec. 31, 2020	$ 445		(3,563,657)	(3,563,212)
Balance (in Shares) at Dec. 31, 2020	4,450,000
Net loss			(108,002)	(108,002)
Balance at Mar. 31, 2021	$ 445		(3,671,659)	(3,671,214)
Balance (in Shares) at Mar. 31, 2021	4,450,000
Balance at Dec. 31, 2020	$ 445		(3,563,657)	(3,563,212)
Balance (in Shares) at Dec. 31, 2020	4,450,000
Net loss			(378,753)	(378,753)
Balance at Dec. 31, 2021	$ 445		(3,942,410)	(3,941,965)
Balance (in Shares) at Dec. 31, 2021	4,450,000
Net loss			(437,689)	(437,689)
Balance at Mar. 31, 2022	$ 445		$ (4,380,099)	$ (4,379,654)
Balance (in Shares) at Mar. 31, 2022	4,450,000